Income Taxes Income Tax Expense Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Total income tax	$ 10.5	$ 1.8	$ 23.3
Successor
Income Tax Expense (Benefit), Continuing Operations, Income Tax Reconciliation [Abstract]
Income tax expense at U.S. statutory rate of 35 percent	25.4	35.1
Partnership income not subject to tax	(25.4)	(35.1)
State and local tax for Middletown and Granite City Operations	1.1	0.5
Other	0.1	0.3
Total income tax	$ 1.2	$ 0.8	$ 0
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation (as a percent)
Income tax expense at U.S. statutory rate of 35 percent (as percent)	35.00%	35.00%
Partnership income not subject to tax (as percent)	(35.00%)	(35.00%)
Local tax for Middletown operations (as percent)	1.50%	0.50%
Other (as percent)	0.20%	0.30%
Total Income Tax Expense (as percent)	1.70%	0.80%